Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

The consolidated financial statements presented are those of Cardio Diagnostics Holdings, Inc., (the “Company”) and its wholly-owned subsidiary, Cardio Diagnostics, Inc. (“Legacy Cardio”). The Company was incorporated as Mana Capital Acquisition Corp. under the laws of the state of Delaware on May 19, 2021 and Legacy Cardio was formed on January 16, 2017 as an Iowa limited liability company (Cardio Diagnostics, LLC) and was subsequently incorporated as a Delaware C-Corp on September 6, 2019. The Company was formed to develop and commercialize a patent-pending Artificial Intelligence (“AI”)-driven DNA biomarker testing technology (“Core Technology”) for cardiovascular disease invented at the University of Iowa by the Founders, with the goal of becoming one of the leading medical technology companies for enabling precision prevention, early detection and treatment of cardiovascular disease. The Company is transforming the approach to cardiovascular disease from reactive to proactive. The Core Technology is being incorporated into a series of products for major types of cardiovascular disease and associated co-morbidities including coronary heart disease (CHD), stroke, heart failure and diabetes.

Business Combination

On October 25, 2022, pursuant to a Merger Agreement, Mana Capital Acquisition Corp. (“Mana”), a special purpose acquisition company incorporated under the laws of the state of Delaware merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of Mana Capital. Subsequent to the merger, Mana changed its name to Cardio Diagnostics Holdings Inc.